INCOME TAXES (Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits in PRC) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Abstract
Unrecognized Tax Benefits Beginning Balance	¥ 62,192	¥ 45,843	¥ 36,237
Additions based on tax positions related to current year	10,118	¥ 20,997	¥ 14,190
Reversal of uncertain tax position	(7,295)
Expiration of the statute of limitations	(8,407)	¥ (4,648)	¥ (4,584)
Unrecognized Tax Benefits Ending Balance	¥ 56,608	¥ 62,192	¥ 45,843